Organization and Description of Business (Details Narrative) - $ / shares	Dec. 31, 2024	Mar. 14, 2024	Dec. 31, 2023
Share capital per share	$ 0.0001
Ordinary shares, shares outstanding	4,000,000		4,000,000
UniFuels Holdings Limited [Member]
Ownership percentage	100.00%	100.00%
UniFuels Group Inc [Member] | Koh Kuan Hua [Member]
Ownership percentage		100.00%